First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 7.8%
191,818	APA Group (AUD)	$1,375,373
42,846	BHP Group Ltd. (AUD)	1,818,263
50,047	Coles Group Ltd. (AUD)	848,344
52,090	Fortescue Ltd. (AUD)	678,450
117,745	Harvey Norman Holdings Ltd. (AUD)	407,629
13,462	JB Hi-Fi Ltd. (AUD)	776,085
153,213	Medibank Pvt., Ltd. (AUD)	557,369
172,512	Metcash Ltd. (AUD)	369,020
9,096	Rio Tinto Ltd. (AUD)	1,091,717
169,966	Stockland (AUD)	510,678
91,860	Super Retail Group Ltd. (AUD)	860,323
333,447	Ventia Services Group Pty Ltd. (AUD)	1,365,548
311,471	Vicinity Ltd. (AUD)	587,367
22,234	Wesfarmers Ltd. (AUD)	1,398,034
11,524	Woodside Energy Group Ltd. (AUD)	267,187
		12,911,387
	Austria — 0.2%
12,429	Wienerberger AG (EUR)	304,709
	Belgium — 0.1%
31,070	Proximus SADP (EUR)	230,197
	Bermuda — 0.2%
16,444	Orient Overseas International Ltd. (HKD)	321,021
	Canada — 2.9%
25,409	ARC Resources Ltd. (CAD)	607,743
80,587	B2Gold Corp. (CAD)	301,803
34,023	Canadian Natural Resources Ltd. (CAD)	1,620,755
3,496	George Weston Ltd. (CAD)	261,280
19,722	Pembina Pipeline Corp. (CAD)	964,259
15,840	Suncor Energy, Inc. (CAD)	1,063,721
		4,819,561
	Cayman Islands — 0.7%
132,198	CK Hutchison Holdings Ltd. (HKD)	1,240,663
	Denmark — 1.2%
251	A.P. Moller - Maersk A/S, Class A (DKK)	654,412
251	A.P. Moller - Maersk A/S, Class B (DKK)	673,967
14,330	Novo Nordisk A/S, Class B (DKK)	677,591
		2,005,970
	Finland — 2.1%
5,869	Elisa Oyj (EUR)	236,739
Shares	Description	Value

	Finland (Continued)
108,945	Nordea Bank Abp (EUR)	$2,198,524
11,406	Orion Oyj, Class B (EUR)	1,066,694
		3,501,957
	France — 7.8%
29,066	AXA S.A. (EUR)	1,506,274
23,966	BNP Paribas S.A. (EUR)	3,030,607
1,780	Christian Dior SE (EUR)	890,010
57,248	Credit Agricole S.A. (EUR)	1,272,449
11,835	FDJ UNITED (EUR)	299,290
464	Hermes International S.C.A. (EUR)	819,447
1,324	LVMH Moet Hennessy Louis Vuitton SE (EUR)	725,445
2,577	Sanofi S.A. (EUR)	221,300
32,315	TotalEnergies SE (EUR)	2,847,718
9,111	Vinci S.A. (EUR)	1,287,553
		12,900,093
	Germany — 6.1%
5,574	Allianz SE (EUR)	2,779,962
14,521	Bayer AG (EUR)	804,592
7,948	Bayerische Motoren Werke AG (EUR)	543,498
58,678	Deutsche Bank AG (EUR)	2,156,807
20,035	DHL Group (EUR)	1,334,450
22,659	Fresenius SE & Co. KGaA (EUR)	1,163,273
1,584	Hapag-Lloyd AG (EUR) (c) (d)	232,159
14,367	Mercedes-Benz Group AG (EUR)	774,190
1,668	SAP SE (EUR)	303,290
		10,092,221
	Greece — 0.9%
26,580	Eurobank S.A. (EUR)	136,395
56,586	Hellenic Telecommunications Organization S.A. (EUR)	1,306,348
		1,442,743
	Israel — 0.7%
9,852	First International Bank Of Israel (The) Ltd. (ILS)	761,987
70,938	ICL Group Ltd. (ILS)	363,219
		1,125,206
	Italy — 6.3%
22,179	ACEA S.p.A. (EUR)	539,648
18,072	Azimut Holding S.p.A. (EUR)	765,026
45,447	Banca Mediolanum S.p.A. (EUR)	1,214,275
128,058	BPER Banca S.p.A. (EUR)	2,077,718
52,834	Eni S.p.A. (EUR)	1,460,994
80,175	Pirelli & C S.p.A. (EUR) (c) (d)	610,195

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
49,427	Poste Italiane S.p.A. (EUR)	$1,493,884
72,502	Unipol Assicurazioni S.p.A. (EUR)	2,263,205
		10,424,945
	Japan — 21.7%
28,400	Advantest Corp. (JPY)	5,801,200
25,300	Bandai Namco Holdings, Inc. (JPY)	732,898
24,100	Chugai Pharmaceutical Co., Ltd. (JPY)	1,050,006
3,700	Disco Corp. (JPY)	1,359,957
3,600	Fast Retailing Co., Ltd. (JPY)	1,769,171
92,300	Honda Motor Co., Ltd. (JPY)	942,985
7,300	Hoya Corp. (JPY)	1,132,130
126,300	ITOCHU Corp. (JPY)	1,598,744
632	Japan Metropolitan Fund Invest (JPY)	468,325
35,900	Japan Tobacco, Inc. (JPY)	1,609,921
50,300	KDDI Corp. (JPY)	923,455
14,200	Mitsui OSK Lines Ltd. (JPY)	526,035
50,800	Mizuho Financial Group, Inc. (JPY)	2,607,609
60,800	MS&AD Insurance Group Holdings, Inc. (JPY)	1,881,645
14,250	Nintendo Co., Ltd. (JPY)	687,758
25,000	Nippon Yusen KK (JPY)	960,058
14,200	Niterra Co., Ltd. (JPY)	840,282
608,900	NTT, Inc. (JPY)	583,240
18,000	Obic Co., Ltd. (JPY)	511,926
3,600	Oracle Corp. Japan (JPY)	200,969
42,700	ORIX Corp. (JPY)	1,720,292
27,900	Recruit Holdings Co., Ltd. (JPY)	2,200,717
14,700	SCREEN Holdings Co., Ltd. (JPY)	1,164,137
18,000	Sega Sammy Holdings, Inc. (JPY)	310,946
29,000	Sekisui House Ltd. (JPY)	635,756
33,400	Shionogi & Co., Ltd. (JPY)	610,565
362,300	SoftBank Corp. (JPY)	508,707
25,500	Takeda Pharmaceutical Co., Ltd. (JPY)	883,577
21,800	Tokyo Gas Co., Ltd. (JPY)	852,105
36,200	USS Co., Ltd. (JPY)	459,027
43,300	ZOZO, Inc. (JPY)	311,064
		35,845,207
	Jersey — 0.6%
111,372	B&M European Value Retail PLC (GBP)	334,125
149,867	Man Group PLC (GBP)	610,391
		944,516
Shares	Description	Value

	Netherlands — 3.4%
2,179	ASML Holding N.V. (EUR)	$3,603,734
1,834	Ferrari N.V. (EUR)	719,270
162,126	Koninklijke KPN N.V. (EUR)	768,574
5,554	Magnum Ice Cream (The) Co. N.V. (GBP) (e)	103,523
85,002	Stellantis N.V. (EUR) (e)	486,375
		5,681,476
	New Zealand — 0.1%
143,127	Spark New Zealand Ltd. (NZD)	161,873
	Norway — 0.7%
27,842	Equinor ASA (NOK)	1,135,125
	Portugal — 0.2%
80,438	Navigator (The) Co., S.A. (EUR)	302,388
	Singapore — 1.3%
49,810	Hafnia Ltd. (NOK)	382,345
182,000	Keppel DC REIT (SGD)	316,472
236,800	Singapore Airlines Ltd. (SGD)	1,421,779
		2,120,596
	Spain — 3.2%
112,652	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	3,143,692
32,052	Endesa S.A. (EUR)	1,565,658
14,974	Logista Integral S.A. (EUR)	638,889
		5,348,239
	Switzerland — 9.0%
28,854	ABB Ltd. (CHF)	2,838,110
23,858	Allwyn AG (EUR)	367,008
29,606	EFG International AG (CHF)	588,861
2,368	Kuehne + Nagel International AG (CHF)	602,508
12,582	Nestle S.A. (CHF)	1,260,768
21,708	Novartis AG (CHF)	3,399,385
1,786	Roche Holding AG (CHF)	792,207
1,267	Roche Holding AG (CHF)	554,161
4,346	Sandoz Group AG (CHF)	353,507
7,527	SGS S.A. (CHF)	891,751
61,497	UBS Group AG (CHF)	3,236,684
		14,884,950
	United Kingdom — 22.2%
31,780	3i Group PLC (GBP)	1,226,690
5,108	AstraZeneca PLC (GBP)	869,623
450,870	Barclays PLC (GBP)	3,091,156
77,739	Barratt Redrow PLC (GBP)	307,297
20,699	Big Yellow Group PLC (GBP)	247,586
33,438	BP PLC, ADR	1,512,066
318,652	BP PLC (GBP)	2,372,776
28,897	British American Tobacco PLC (GBP)	1,779,823
154,812	BT Group PLC (GBP)	420,007
587,295	Centrica PLC (GBP)	1,226,862

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
74,354	Evraz PLC (GBP) (e) (f) (g) (h)	$0
2,295	GSK PLC (GBP)	59,743
266,019	HSBC Holdings PLC (GBP)	5,650,367
47,020	IG Group Holdings PLC (GBP)	925,216
33,255	Imperial Brands PLC (GBP)	1,266,144
26,816	Inchcape PLC (GBP)	303,043
50,771	Investec PLC (GBP)	444,087
102,632	J Sainsbury PLC (GBP)	497,129
26,190	Mondi PLC (GBP)	314,924
66,753	National Grid PLC (GBP)	1,070,596
241,006	NatWest Group PLC (GBP)	2,292,542
141,633	OSB Group PLC (GBP)	1,062,276
25,705	Reckitt Benckiser Group PLC (GBP)	1,815,335
18,312	Rio Tinto PLC (GBP)	1,770,537
90,114	Safestore Holdings PLC (GBP)	747,529
77,342	Shell PLC (GBP)	3,526,869
300,449	Taylor Wimpey PLC (GBP)	315,844
24,688	Unilever PLC (GBP)	1,578,145
		36,694,212
	Total Common Stocks	164,439,255
	(Cost $107,722,180)
MONEY MARKET FUNDS — 0.1%
170,032	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (i)	170,032
	(Cost $170,032)

	Total Investments — 99.5%	164,609,287
	(Cost $107,892,212)
	Net Other Assets and Liabilities — 0.5%	763,813
	Net Assets — 100.0%	$165,373,100

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	30.8%
Industrials	11.4
Energy	10.8
Consumer Discretionary	10.3
Health Care	8.3
Information Technology	7.9
Consumer Staples	6.9
Materials	4.2
Utilities	4.0
All Other	5.4
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	30.7%
GBP	22.0
JPY	21.8
CHF	8.8
AUD	7.8
CAD	2.9
DKK	1.2
SGD	1.1
USD	1.0
HKD	1.0
NOK	0.9
ILS	0.7
NZD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$36,694,212	$36,694,212	$—	$— **
Other Country Categories*	127,745,043	127,745,043	—	—
Money Market Funds	170,032	170,032	—	—
Total Investments	$164,609,287	$164,609,287	$—	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 95.1%
	Bermuda — 0.9%
357,310	COSCO SHIPPING Ports Ltd. (HKD)	$242,842
23,991	Orient Overseas International Ltd. (HKD)	468,354
		711,196
	Brazil — 4.0%
93,718	Banco do Brasil S.A. (BRL)	394,717
69,697	BB Seguridade Participacoes S.A. (BRL)	567,294
64,472	Fleury S.A. (BRL)	217,995
86,243	Petroleo Brasileiro S.A. - Petrobras (BRL)	834,332
43,288	Suzano S.A. (BRL)	369,931
52,363	Vale S.A. (BRL)	787,953
		3,172,222
	Cayman Islands — 8.1%
101,056	Alibaba Group Holding Ltd. (HKD)	1,507,644
34,127	ANTA Sports Products Ltd. (HKD)	343,559
155,566	China Medical System Holdings Ltd. (HKD)	236,451
382,971	Fufeng Group Ltd. (HKD)	252,957
497,820	Haidilao International Holding Ltd. (HKD) (c) (d)	754,754
17,153	Meituan, Class B (HKD) (c) (d) (e)	202,317
44,096	Tencent Holdings Ltd. (HKD)	2,671,940
229,573	Topsports International Holdings Ltd. (HKD) (c) (d)	39,812
137,208	Wisdom Marine Lines Co., Ltd. (TWD)	332,417
		6,341,851
	Chile — 1.4%
3,975,594	Banco de Chile (CLP)	828,300
3,225,384	Enel Chile S.A. (CLP)	284,431
		1,112,731
	China — 2.3%
1,866,506	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,787,394
	Greece — 1.6%
137,971	Eurobank S.A. (EUR)	708,000
8,889	Motor Oil Hellas Corinth Refineries S.A. (EUR)	520,718
		1,228,718
	Hong Kong — 2.2%
169,321	China Merchants Port Holdings Co., Ltd. (HKD)	330,118
Shares	Description	Value

	Hong Kong (Continued)
287,991	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	$178,103
412,081	Lenovo Group Ltd. (HKD)	1,253,730
		1,761,951
	India — 18.0%
64,968	Bajaj Finance Ltd. (INR)	777,042
169,461	Bank of Baroda (INR)	430,868
193,337	Bharat Petroleum Corp. Ltd. (INR)	647,901
7,812	Britannia Industries Ltd. (INR)	443,470
82,292	CG Power & Industrial Solutions Ltd. (INR)	744,651
13,853	Eicher Motors Ltd. (INR)	1,137,321
35,069	HCL Technologies Ltd. (INR)	495,042
195,285	HDFC Bank Ltd. (INR)	1,531,232
20,662	Hindustan Unilever Ltd. (INR)	455,034
72,312	ICICI Bank Ltd. (INR)	1,087,844
28,024	Indian Railway Catering & Tourism Corp., Ltd. (INR)	143,857
2,965	Infosys Ltd. (INR)	35,118
15,498	InterGlobe Aviation Ltd. (INR) (c) (d)	839,912
9,367	ITC Hotels Ltd. (INR)	15,940
94,347	ITC Ltd. (INR)	277,855
19,338	Kwality Wall’s India Ltd. (INR) (e)	6,265
39,514	LIC Housing Finance Ltd. (INR)	216,630
2,884	LTM Ltd. (INR) (c) (d)	131,848
77,197	REC Ltd. (INR)	301,741
19,734	Reliance Industries Ltd. (INR)	270,483
94,445	Shriram Finance Ltd. (INR)	1,036,059
68,863	State Bank of India (INR)	741,496
35,307	Sun Pharmaceutical Industries Ltd. (INR)	736,557
16,211	Tata Consultancy Services Ltd. (INR)	401,915
13,332	Titan Co., Ltd. (INR)	681,195
70,943	Vedanta Aluminium Metal Ltd. (INR) (e)	337,707
70,943	Vedanta Iron and Steel Ltd. (INR) (e)	24,001
70,943	Vedanta Ltd. (INR)	196,475
70,943	Vedanta Oil and Gas Ltd. (INR) (e)	26,425
70,943	Vedanta Power Ltd. (INR) (e)	25,666
		14,197,550
	Indonesia — 0.5%
1,384,378	Alamtri Resources Indonesia Tbk PT (IDR)	189,261
440,838	Indofood Sukses Makmur Tbk PT (IDR)	170,882
		360,143

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Israel — 1.7%
44,348	Bank Hapoalim BM (ILS)	$1,078,484
52,166	ICL Group Ltd. (ILS)	267,102
		1,345,586
	Malaysia — 1.5%
161,700	Alliance Bank Malaysia Bhd (MYR)	188,350
241,900	IOI Corp. Bhd (MYR)	262,233
81,600	MISC Bhd (MYR)	159,546
611,100	Sunway Real Estate Investment Trust (MYR)	331,981
167,500	TIME dotCom Bhd (MYR)	245,932
		1,188,042
	Mexico — 0.5%
58,581	Alsea S.A.B. de C.V. (MXN)	142,465
77,269	Banco del Bajio S.A. (MXN) (c) (d)	257,467
		399,932
	Netherlands — 0.9%
49,587	JBS N.V., BDR (BRL)	691,596
	Philippines — 2.5%
124,950	International Container Terminal Services, Inc. (PHP)	1,965,483
	Poland — 2.5%
10,687	Asseco Poland S.A. (PLN)	571,448
9,300	Bank Handlowy w Warszawie S.A. (PLN)	302,727
27,356	ORLEN S.A. (PLN)	1,084,090
		1,958,265
	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (e) (f) (g) (h)	0
23,602	Severstal PAO (RUB) (e) (f) (g) (h)	0
		0
	Saudi Arabia — 0.5%
12,517	SABIC Agri-Nutrients Co. (SAR)	409,623
	Singapore — 1.6%
86,200	Sembcorp Industries Ltd. (SGD)	371,027
147,100	Singapore Airlines Ltd. (SGD)	883,208
		1,254,235
	South Africa — 0.9%
2,994	Absa Group Ltd. (ZAR)	41,302
34,241	Exxaro Resources Ltd. (ZAR)	422,260
17,345	Kumba Iron Ore Ltd. (ZAR)	275,536
		739,098
	South Korea — 6.5%
3,342	Hyundai Motor Co. (KRW)	909,515
Shares	Description	Value

	South Korea (Continued)
22,457	Kia Corp. (KRW)	$2,077,631
4,513	KT Corp. (KRW)	164,287
11,133	Meritz Financial Group, Inc. (KRW) (e)	968,291
278	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	289,563
151	Samsung Episholdings Co., Ltd. (KRW) (e)	39,717
4,636	Samsung SDS Co., Ltd. (KRW)	669,858
		5,118,862
	Switzerland — 0.3%
13,199	Allwyn AG (EUR)	203,041
	Taiwan — 29.6%
40,901	ASE Technology Holding Co., Ltd. (TWD)	702,375
13,228	Bora Pharmaceuticals Co., Ltd. (TWD)	156,555
61,797	Chicony Electronics Co., Ltd. (TWD)	202,682
117,201	Evergreen Marine Corp. Taiwan Ltd. (TWD)	739,782
10,707	Global Unichip Corp. (TWD)	1,260,563
23,389	International Games System Co., Ltd. (TWD)	561,585
10,591	Jentech Precision Industrial Co., Ltd. (TWD)	1,128,933
43,633	MediaTek, Inc. (TWD)	4,799,509
28,524	Nan Ya Printed Circuit Board Corp. (TWD)	811,971
36,027	Realtek Semiconductor Corp. (TWD)	761,361
38,933	Sino-American Silicon Products, Inc. (TWD)	189,130
113,712	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	8,532,182
37,553	Tripod Technology Corp. (TWD)	428,759
102,698	Unimicron Technology Corp. (TWD)	2,500,799
2,881	Wiwynn Corp. (TWD)	480,479
		23,256,665
	Thailand — 3.9%
210,100	Kasikornbank PCL, NVDR (THB)	1,535,207
206,300	Kasikornbank PCL (THB)	1,507,440
		3,042,647
	Turkiye — 3.2%
422,435	Akbank T.A.S. (TRY)	563,617
145,055	Aksa Enerji Uretim A/S (TRY) (e)	287,401

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkiye (Continued)
49,973	Torunlar Gayrimenkul Yatirim Ortakligi A/S (TRY)	$98,592
162,162	Turkiye Petrol Rafinerileri A/S (TRY)	1,007,567
863,479	Yapi ve Kredi Bankasi A/S (TRY) (e)	595,293
		2,552,470
	Total Common Stocks	74,799,301
	(Cost $54,370,997)
EXCHANGE-TRADED FUNDS (a) — 4.8%
	United States — 4.8%
1,988	iShares Core MSCI Emerging Markets ETF	154,289
47,526	iShares MSCI China ETF	2,651,951
10,448	State Street SPDR S&P China ETF	955,260
	Total Exchange-Traded Funds	3,761,500
	(Cost $3,856,564)
MONEY MARKET FUNDS — 0.3%
266,906	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (i)	266,906
	(Cost $266,906)

	Total Investments — 100.2%	78,827,707
	(Cost $58,494,467)
	Net Other Assets and Liabilities — (0.2)%	(168,270)
	Net Assets — 100.0%	$78,659,437

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2026.
Forward Foreign Currency Contracts at July 31, 2026:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2026	Sale Value as of 7/31/2026	Unrealized Appreciation (Depreciation)
08/31/2026	SG	USD	4,329,538	TWD	140,500,000	$4,329,538	$4,355,644	$(26,106)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BDR	– Brazilian Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NVDR	– Non-Voting Depositary Receipt
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	32.2%
Financials	26.9
Consumer Discretionary	10.2
Industrials	8.7
Energy	6.4
Communication Services	4.6
Materials	3.7
Consumer Staples	2.9
Health Care	2.4
All Other	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments‡
TWD	24.4%
INR	18.0
HKD	13.0
USD	10.6
KRW	6.5
BRL	4.9
THB	3.9
TRY	3.3
PHP	2.5
PLN	2.5
EUR	1.8
ILS	1.7
SGD	1.6
MYR	1.5
CLP	1.4
ZAR	0.9
SAR	0.5
MXN	0.5
IDR	0.5
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$— **	$—	$—	$— **
Thailand	3,042,647	—	3,042,647	—
Other Country Categories*	71,756,654	71,756,654	—	—
Exchange-Traded Funds*	3,761,500	3,761,500	—	—
Money Market Funds	266,906	266,906	—	—
Total Investments	$78,827,707	$75,785,060	$3,042,647	$— **

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(26,106)	$—	$(26,106)	$—

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund III
Additional Information
July 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.